Business Segments - Geographic Information, Based on Shipping Destination, Related to Revenue from External Customers (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended						4 Months Ended		12 Months Ended
	Sep. 08, 2012	Jun. 16, 2012	Mar. 24, 2012	Sep. 10, 2011	Jun. 18, 2011	Mar. 26, 2011	Dec. 29, 2012	Dec. 31, 2011	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Revenue from External Customer [Line Items]
United States									$ 1,079.9	$ 842.0	$ 768.6
Total from foreign territories									560.9	567.1	479.9
Total revenue from countries	353.1	312.7	322.8	361.6	310.1	330.9	652.2	406.5	1,640.8	1,409.1	1,248.5
Europe [Member]
Revenue from External Customer [Line Items]
Total from foreign territories									310.1	336.9	218.5
Canada [Member]
Revenue from External Customer [Line Items]
Total from foreign territories									112.6	114.0	103.4
Other [Member]
Revenue from External Customer [Line Items]
Total from foreign territories									$ 138.2	$ 116.2	$ 158.0